Financial Liabilities at Fair Value Through Profit or Loss - Summary of Financial Liabilities at Fair Value through Profit or Loss (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Designated financial liabilities at fair value through profit or loss [abstract]
Conversion option, redemption option and put option of convertible bonds upon initial recognition		$ 774,319	$ 774,319
Valuation adjustments		35,321	(411)
Financial liabilities at fair value through profit or loss	$ 27,316	$ 809,640	$ 773,908